Loan from Related Party - Schedule of Loan from Related Party (Details) - USD ($)	Jun. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Note face amount	$ 91,166	$ 91,166	$ 128,466
Debt Discount
Net Amount of note	91,166	91,166	128,466
President and Director [Member]
Note face amount	1,902,837	1,737,566	1,417,065
Debt Discount	0	0	0
Net Amount of note	1,902,837	1,737,566	1,417,065
Loan - Convertible Notes [Member] | President and Director [Member]
Note face amount	838,162	838,162
Debt Discount	0	0
Net Amount of note	838,162	838,162
Loan From Related Party [Member] | President and Director [Member]
Note face amount	1,064,675	899,404	1,417,065
Debt Discount	0	0	0
Net Amount of note	$ 1,064,675	$ 899,404	$ 1,417,065